As filed with the Securities and Exchange Commission on January 15, 1998 Registration Nos. 333-1073 and 811-07537


               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549
                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     /X /
     Pre-Effective Amendment No.  ______              	/   /
     Post-Effective Amendment No.   3                  	/X /
                              and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/
     Amendment No.   6                       /X /
                (Check appropriate box or boxes)

                        ROYCE CAPITAL FUND
	------------------------------------------------
       (Exact name of Registrant as specified in charter)

     1414 Avenue of the Americas, New York, New York  10019
     (Address of principal executive offices)    (Zip Code)
Registrant's Telephone Number, including Area Code:        (212) 355-7311

                  Charles M. Royce, President
                         The Royce Fund
    1414 Avenue of the Americas, New York, New York  10019
            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box) /X/ immediately upon filing pursuant to paragraph (b)
/  / on               pursuant to paragraph (b)
/  / 60 days after filing pursuant to paragraph (a)(i)
/  / on (date) pursuant to paragraph (a)(i)
/  / 75 days after filing pursuant to paragraph (a)(ii)
/  / on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:
/   /  this  post-effective  amendment designates a new  effective  date  for  a previously filed post-effective amendment.

Royce Capital Fund has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Its 24f-2 Notice for its most recent fiscal year was filed on February 26, 1997.


                         Total number of pages:
						-----
                    Index to Exhibits is located on page:
							  -----

                              CROSS REFERENCE SHEET
                     (Pursuant to Rule 481 of Regulation C)


Item  of  Form N-1A                CAPTION or Location in Prospectus

Part A

I.        Cover Page............................   Cover Page

II.       Synopsis..............................   FUND EXPENSES

III.      Condensed Financial Information... *

IV.       General  Description of Registrant..     INVESTMENT OBJECTIVES,
                              			   INVESTMENT POLICIES,
                              			   INVESTMENT RISKS,
                              			   INVESTMENT LIMITATIONS,
                              			   GENERAL INFORMATION

V.        Management of the Fund...........  	   MANAGEMENT OF THE TRUST,
                              			   GENERAL INFORMATION

V.A.      Management's Discussion of
            Fund Performance..................... *

VI.       Capital Stock and Other Securities.      GENERAL INFORMATION,
                              			   DIVIDENDS, DISTRIBUTIONS AND
                                		   TAXES,
                              			   SHAREHOLDER GUIDE

VII.      Purchase of Securities Being
           Offered............................     NET ASSET VALUE PER SHARE,
                              			   SHAREHOLDER GUIDE

VIII.     Redemption or Repurchase.............    SHAREHOLDER GUIDE

IX.       Pending Legal Proceedings.............  *

                                   		CAPTION or Location in Statement
Item of Form N-1A                       	of Additional Information

Part B

X.      Cover Page.........................       Cover Page

XI.     Table of Contents...............          TABLE OF CONTENTS

XII    General Information and History....        *

XIII.   Investment Objectives and Policies.       INVESTMENT POLICIES AND
                                   		  LIMITATIONS,
                                   		  RISK FACTORS AND SPECIAL
                                   		  CONSIDERATIONS

XIV.   Management of the Fund..........      	  MANAGEMENT OF THE TRUST

XV.    Control Persons and Principal
        Holders of Securities...........          MANAGEMENT OF THE TRUST,
                                   		  PRINCIPAL HOLDERS OF SHARES

XVI.  Investment Advisory and Other
       Services...........................        MANAGEMENT OF THE TRUST,
                                   		  INVESTMENT ADVISORY SERVICES,
                                   		  CUSTODIAN,
                                   		  INDEPENDENT ACCOUNTANTS

XVII. Brokerage Allocation and Other
       Practices..............                    PORTFOLIO TRANSACTIONS

XVIII. Capital Stock and Other Securities.        DESCRIPTION OF THE TRUST

XIX.   Purchase, Redemption and Pricing
        of Securities Being Offered...          PRICING OF SHARES BEING OFFERED,
                                   		REDEMPTIONS IN KIND

XX.    Tax Status..................               TAXATION

XXI.   Underwriters..........................     *

XXII.  Calculation of Performance Data....        PERFORMANCE DATA

XXIII. Financial Statements...........            FINANCIAL STATEMENTS

------------------------------
*    Not applicable.

ROYCE CAPITAL FUND
------------------------------------------------------------------------

ROYCE PREMIER PORTFOLIO
ROYCE TOTAL RETURN PORTFOLIO

------------------------------------------------------------------------
PROSPECTUS --      January 15, 1998
------------------------------------------------------------------------

                      Royce Premier Portfolio and Royce Total Return Portfolio (the "Funds") are series of Royce Capital Fund (the "Trust"). Shares of the Funds are offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement Plans"). Certain Funds may not be available in connection with a particular Variable Contract, and certain Variable Contracts may limit allocations among the Funds. See the accompanying Variable Contract disclosure documents for any restrictions on purchases or allocations.



ABOUT THIS            This   Prospectus   sets   forth   concisely   the
PROSPECTUS            information  that  you should know  about  a  Fund
                      before  you  invest.  It should  be  retained  for
                      future  reference.   A  "Statement  of  Additional
                      Information" containing further information  about
                      the  Funds and the Trust has been filed  with  the
                      Securities and Exchange Commission.  The Statement
                      is   dated   January  15,  1998   and   has   been
                      incorporated by reference into this Prospectus.  A
                      copy may be obtained without charge by writing  to
                      the  Trust, by calling Investor Information  at  1
                      (800) 221-4268 or by writing or calling your Insurance Company.



TABLE OF CONTENTS
                                Page                                Page
Fund Expenses                     2   Investment Limitations                7
Financial Highlights              3   Management of the Trust               8
Investment Performance            4   General Information                   9
Investment Objectives             5   Dividends, Distributions and Taxes   10
Investment Policies               5   Net Asset Value Per Share            11
Investment Risks                  6   Shareholder Guide                    11



LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FUND EXPENSES         Transaction expenses are charges paid when shares
                      of the Funds are purchased or sold.

                               Shareholder Transaction Expenses
			       --------------------------------
                       Sales Load Imposed on Purchases or
                           Reinvested Dividends . . . . . . . .   None
                       Deferred Sales Load on Redemptions . . .   None

                      Each Fund pays its own operating expenses, including the investment management fee to Royce & Associates, Inc. ("Royce"), the investment adviser to the Funds. Expenses are factored into a Fund's net asset value daily. The following expenses are estimates for the first year of operation.

                                         	Annual Fund Operating Expenses
					 	------------------------------
                                               		  Royce       Royce
                                               		 Premier   Total Return
                                              		Portfolio    Portfolio
							---------    ---------
                       Management Fees
                          (after waivers). . . . . . . 	   .00%       	.00%

                       12b-1 Fees . . . . . . . . . . .    None         None

                       Other Expenses
                       (after reimbursement). . . . . .    1.35%        1.35%
							   -----	-----
                       Total Operating Expenses (after
                         waivers and reimbursement). .     1.35%        1.35%
     							   -----	-----

                      The purpose of the above table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as an investor in the Funds. Management fees would be 1.00% and total operating expenses would be 2.99% for each of the Funds without the waivers of management fees and reimbursement of Fund expenses by Royce. Royce has voluntarily committed to waive its fees and reimburse Fund expenses through December 31, 1998 to the extent necessary to maintain total operating expenses of each Fund at or below 1.35%.

                      The following examples illustrate the expenses that you would incur on a $1,000 investment over various periods, assuming a 5% annual rate of return and redemption at the end of each period.

			 			1 Year 3 Years  5 Years 10 Years
						--------------------------------
                      Royce Premier Portfolio      $14   $43      $74     $162
                      Royce Total Return Portfolio $14    $43     $74     $162


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

Additional expenses are incurred under the Variable Contracts and the Retirement Plans. These expenses are not described in this Prospectus. Variable Contract owners and Retirement Plan participants should consult the Variable Contract disclosure documents or Retirement Plan information regarding these expenses.

FINANCIAL HIGHLIGHTS

The following financial highlights are part of Royce Premier Portfolio's financial statements and, except for the period ended June 30, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants. The Funds' financial statements and attached schedule of investments are included in the Funds' Semi-Annual Report for the period ended June 30, 1997 and its Annual Report to Shareholders and are incorporated by reference into the Statement of Additional Information and this Prospectus. Further information about the Funds' performance is contained elsewhere in this Prospectus and in the Funds' Annual and Semi-Annual Reports to Shareholders, which may be obtained without charge by calling Investor Information.


							Royce Premier
							-------------
					Period ended  	       Period ended
					June 30, 1997       December 31, 1996(b)
					-------------	    --------------------
                                         (unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD      $5.05                     $5.00
								    -----

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
 Net investment income (loss)             (0.03)                     0.00

 Net realized and unrealized
  gain (loss) on investments               0.57          	      .05
					   ----			      ---

 Total from Investment Operations          0.54                       .05
                                           ----			      ---
LESS DISTRIBUTIONS
------------------
 Dividends paid from
 net investment income                     (0.00)		    (0.00)

 Distributions paid
 from capital gains                        (0.00)              	    (0.00)
					   ------	            ------
   Total Distributions                     (0.00)              	    (0.00)
					   ------	            ------
					   $5.59                    $5.05
					   =====		    =====


NET ASSET VALUE, END OF PERIOD                                       1.0%
								     ====

TOTAL RETURN                               10.7%
					   =====

RATIOS/SUPPLEMENTAL DATA
------------------------

 Net Assets, End of Period		$279,718		  $252,419
 Ratio of Expenses to
  Average Net Assets(a)			   1.99%* 		    1.99%*
 Ratio of Net Investment Income
  (Loss) to Average Net Assets(a)	  (1.06%)     	           (1.99%)*
 Portfolio Turnover Rate		     37%		       0%
 Average Commission Rate Paid		 $0.0649		   $0.0667

___________________________
(a) Expense ratios and net investment income are shown after fee waivers and expense reimbursements by the investment adviser. For the periods ended June 30, 1997 and December 31, 1996, the expense ratios for Royce Premier Portfolio before waivers and expense reimbursements would have been 7.73% and 22.02%, respectively.
(b) From inception of the Fund on December 27, 1996.
*   Annualized.

INVESTMENT
PERFORMANCE

Total return is the
change in value over a given time period, assuming reinvestment of any dividends and capital gains distributions


From time to time, the Funds may communicate figures reflecting total return over various time periods. "Total return" is the rate of return on an amount invested in a Fund from the beginning to the end of the stated period. "Average annual total return" is the annual compounded percentage change in the value of an amount invested in a Fund from the beginning until the end of the stated period. Total returns, which assume the reinvestment of all net investment income dividends and capital gains distributions, are historical measures of past performance and are not intended to indicate future performance.

Total returns quoted for the Funds include the effect of deducting each Fund's operating expenses, but will not include charges and expenses attributable to a particular Variable Contract or Retirement Plan. Because shares of the Funds may be purchased only through a Variable Contract or an eligible Retirement Plan, an individual owning a Variable Contract or participating in a Retirement Plan should carefully review the Variable Contract disclosure documents or Retirement Plan information for information on relevant charges and expenses. Excluding these charges and expenses from quotations of each Fund's performance has the effect of increasing the performance quoted. These charges and expenses should be considered when comparing a Fund's performance to other investment vehicles.

Although  the  Trust  has  only  recently  begun  to  publicly  offer  its securities and Royce Total Return Fund does not yet have its own performance record, each Fund has the same investment objectives and follows substantially the same investment policies as a corresponding Royce retail fund. The Royce retail funds have the same investment adviser as the corresponding Funds offered in this Prospectus.

Set forth in the table below is total return information for each of the Royce retail funds corresponding to the Funds offered in this Prospectus, calculated as described above. Such information has been obtained from Royce and updates the information set forth in the current prospectus of each fund. Investors should not consider this performance data as an indication of the future performance of the Funds offered in this Prospectus. The performance figures below reflect the deduction of the historical fees and expenses paid by the Royce retail funds, and not those to be paid by these Funds. The figures also do not reflect the deduction of charges or expenses attributable to Variable Contracts. As discussed above, investors should refer to the applicable Variable Contract disclosure documents for information on such charges and expenses. Additionally, although it is anticipated that each Fund and its corresponding retail fund will hold similar securities selections, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of Fund shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings.

The average annual total returns for the corresponding Royce retail funds for the periods ended June 30, 1997 were:

	                     One    Three   Five    Since    Inception
          		    Year    Year    Year   Inception    Date
			    ----    ----    ----   ---------  --------
Royce Premier Fund          26.0%   18.2%   17.4%   16.1%   December 31, 1991
Royce Total Return Fund     33.8%   23.7%    --     19.6%   December 15, 1993

The above total returns reflect partial waivers of management fees. Without such waivers, the average annual total returns would have been lower.


INVESTMENT            Each  Fund  has  different  investment  objectives
OBJECTIVES            and/or  its own method of achieving its objectives
                      and is designed to meet different investment needs. Since certain risks are inherent in owning any security, there can be no assurance that any of the Funds will achieve their objectives.

                      ROYCE PREMIER PORTFOLIO'S investment objectives are primarily long-term growth and secondarily current income. It seeks to achieve these objectives through investments in a limited portfolio of common stocks and convertible securities of companies viewed by Royce as having superior financial characteristics and/or unusually attractive business prospects.

                      ROYCE TOTAL RETURN PORTFOLIO'S investment objective is an equal focus on both long-term growth of capital and current income. It seeks to achieve this objective through investments in a broadly diversified portfolio of dividend-paying common stocks of companies selected on a value basis.

                      These investment objectives are fundamental and may not be changed without the approval of a majority of the Fund's outstanding voting shares.


INVESTMENT            Royce  will  use a "value" method in managing  the
POLICIES              Funds'  assets.   In its selection process,  Royce
                      puts  primary emphasis on various internal returns
The Funds invest      indicative   of   profitability,   balance   sheet
on a                  quality,  cash  flows and the  relationships  that
"value" basis         these factors have to the current price of a given
                      security.
The Funds invest
primarily in
small companies       Royce's  value method is based on its belief  that
                      the securities of certain small companies may sell at a discount from its estimate of such companies'
                      "private worth". Royce will attempt to identify and invest in these securities for each of the Funds, with the expectation that this "value discount" will narrow over time and thus provide capital appreciation for the Funds.

                      ROYCE PREMIER PORTFOLIO
                      Normally, Royce Premier Portfolio will invest at least 80% of its assets in a limited number of common stocks, convertible preferred stocks and convertible bonds. At least 65% of these securities will be income-producing and/or issued by companies with stock market capitalizations under $1 billion at the time of investment. The remainder of its assets may be invested in securities of companies with higher stock market capitalizations, non-dividend-paying common stocks and non-convertible preferred stocks and debt securities. In its selection process for the Fund, Royce will put primary emphasis on companies which have unusually strong returns on assets, cash flows and balance sheets or unusual business
                      strengths      and/or      prospects.        Other
                      characteristics, such as a company's growth potential and valuation considerations, will also be used in selecting investments for the Fund.

                      ROYCE TOTAL RETURN PORTFOLIO
                      In accordance with its dual objective of capital appreciation (realized and unrealized) and current income, Royce Total Return Portfolio will normally invest at least 65% of its assets in common stocks and convertible securities. At least 90% of these securities will be income-producing, and at least 65% will be issued by companies with stock market capitalizations under $1 billion at the time of investment. The remainder of the Fund's assets may be invested in securities with higher stock market capitalizations, non-dividend-paying common stocks and non-convertible securities. While most of the Fund's securities will be income-producing, the composite yield of the Fund will vary and may be either higher or lower than the composite yield of the stocks in the Standard & Poor's 500 Index.


INVESTMENT            As  mutual  funds  investing primarily  in  common
RISKS                 stocks  and/or securities convertible into  common
                      stocks, the Funds are subject to market risk, that
The Funds are  	      is,  the possibility that common stock prices will
subject               decline over short or even extended periods.   The
to certain  	      Funds  will invest substantial portions  of  their
investment            assets in securities of small-cap companies.  Such
risks                 companies  may not be well-known to the  investing
                      public,  may  not  have significant  institutional
                      ownership  and may have cyclical, static  or  only
                      moderate  growth  prospects.   In  addition,   the
                      securities of such companies may be more  volatile
                      in  price and have lower trading volumes than  the
                      larger  capitalization  stocks  included  in   the
                      Standard & Poor's 500 Index. Accordingly, Royce's investment method requires a long-term investment horizon, and the Funds should not be used to play short-term swings in the market.

                      Although Royce Premier Portfolio is diversified within the meaning of the Investment Company Act of 1940 (the "1940 Act"), it will normally be invested in a limited number of securities. This Fund's relatively limited portfolio may involve more risk than investing in other Royce Funds or in a broadly diversified portfolio of common stocks of large and well-known companies. To the extent that the Fund invests in a limited number of securities, it may be more susceptible to any single corporate, economic, political or regulatory occurrence than a more widely diversified fund.


INVESTMENT            Each  of the Funds has adopted certain fundamental
LIMITATIONS           limitations,  designed to reduce its  exposure  to
                      specific  situations, which  may  not  be  changed
                      without  the  approval  of  a  majority   of   its
                      outstanding voting shares, as that term is defined
                      in  the 1940 Act.  These limitations are set forth
The Funds have        in  the  Statement of Additional  Information  and
adopted               provide, among other things, that no Fund will:
certain fundamental
limitations              (a)  as  to 75% of its assets, invest more
                      than 5% of its assets in the securities of any one issuer, excluding obligations of the U.S.
                      Government;
                         (b)  invest more than 25% of its assets  in
                      any one industry; or
                         (c)  invest in companies for the purpose  of
                      exercising control of management.


OTHER INVESTMENT      In  addition to investing primarily in the  equity
PRACTICES:            and  fixed income securities described above,  the
                      Funds may follow a number of additional investment practices.

Short-term fixed      The  Funds  may invest in short-term fixed  income
income securities     securities  for temporary defensive  purposes,  to
                      invest  uncommitted cash balances or  to  maintain
                      liquidity to meet shareholder redemptions.   These
                      securities  consist  of  United  States   Treasury
                      bills, domestic bank certificates of deposit, high-
                      quality commercial paper and repurchase agreements
                      collateralized by U.S. Government securities.   In
                      a repurchase agreement, a bank sells a security to
                      the Fund at one price and agrees to repurchase  it
                      at   the  Fund's  cost  plus  interest  within   a
                      specified period of seven or fewer days. In these transactions, which are, in effect, secured loans by the Fund, the securities purchased by the Fund will have a value equal to or in excess of the value of the repurchase agreement and will be held by the Fund's custodian bank until repurchased.
                      Should a Fund implement a temporary investment policy, its investment objectives may not be achieved.

Securities lending    Each  of the Funds may lend up to 25% of its assets
                      to   qualified  institutional  investors  for   the
                      purpose  of realizing additional income.  Loans  of
                      securities of a Fund will be collateralized by cash
                      or  securities issued or guaranteed by  the  United
                      States    Government    or    its    agencies    or
                      instrumentalities. The collateral will equal at least 100% of the current market value of the loaned securities. The risks of securities lending include possible delays in receiving additional collateral or in recovery of loaned securities or loss of rights in the collateral if the borrower defaults or becomes insolvent.
Foreign securities

Each of the Funds may invest up to 10% of its assets in debt and/or equity securities of foreign issuers. Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of issue, fluctuating exchange rates and the possibility of imposition of exchange controls. These securities may also be subject to greater fluctuations in price than the securities of U.S. corporations, and there may be less publicly available information about their operations. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors such as the Funds.

Lower-rated          Each of the Funds may also invest no more than  5%
debt securities      of  its net assets in lower-rated (high-risk) non-
                     convertible  debt  securities,  which  are   below
                     investment grade. The Funds do not expect to invest in non-convertible debt securities that are rated lower than Caa by Moody's Investors
                     Service,  Inc. or CCC by Standard &  Poor's  Corp.
		     or, if unrated, determined to be of comparable quality.

Warrants, rights     Each  Fund may invest up to 5% of its total assets
and options          in warrants, rights and options.

Portfolio turnover
                     Although the Funds generally will seek to invest for the long term, they retain the right to sell securities regardless of how long they have been held. Portfolio turnover rates for the Funds may exceed 100%. Rates which exceed 100% are higher than those of other funds. A 100% turnover rate occurs, for example, if all of a Fund's portfolio securities are replaced in one year. High portfolio activity increases the Fund's transaction costs, including brokerage commissions. Royce Premier's turnover rate for the six months ended June 30, 1997 was 37%.


State insurance       The Funds are sold to the Insurance Companies  in
restrictions          connection with Variable Contracts, and will seek
                      to  be available under Variable Contracts sold in
                      a  number of jurisdictions.  Certain states  have
                      regulations     or     guidelines      concerning
                      concentration of investments and other investment
                      techniques.  If applied to the Funds,  the  Funds
                      may  be  limited in their ability  to  engage  in
                      certain techniques and to manage their portfolios
                      with  the flexibility provided herein.  In  order
                      to  permit a Fund to be available under  Variable
                      Contracts  sold in certain states, the Trust  may
                      make  commitments  for the  Fund  that  are  more
                      restrictive  than  the  investment  policies  and
                      limitations described above and in the  Statement
                      of   Additional  Information.    If   the   Trust
                      determines that such a commitment is no longer in the Fund's best interests, the commitment may be revoked by terminating the availability of the Fund to Variable Contract owners residing in such states.



MANAGEMENT OF
THE TRUST

Royce &
Associates, Inc.
is responsible
for the
management of the
Funds' portfolios

The Trust's business and affairs are managed under the direction of its Board of Trustees. Royce & Associates, Inc. ("Royce"), formerly named Quest Advisory Corp., the Fund's investment adviser, is responsible for the management of the Fund's portfolios, subject to the authority of the Board of Trustees. Royce, which was organized in 1967, is also the investment adviser to The Royce Fund and to other investment and non-investment company accounts. Charles M. Royce, Royce's President, Chief Investment Officer and sole voting shareholder since 1972, is primarily responsible for managing the Fund's portfolios. He is assisted by Royce's investment staff, including W. Whitney George, Portfolio Manager and Managing Director, and by Jack E.
Fockler, Jr., Managing Director.

As compensation for its services to the Funds, Royce is entitled to receive annual advisory fees of 1% of the average net assets of each of the Funds. These fees are payable monthly from the assets of the Funds involved.

Royce will select the brokers who will execute the purchases and sales of the Funds' portfolio securities and may place orders with brokers who provide brokerage and research services to
Royce. Royce is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amount which another broker might have charged for the same transaction.

From time to time, Royce may pay amounts to Insurance Companies or other organizations that provide administrative services for the Funds or that provide services relating to the Funds to owners of Variable Contracts and/or participants in Retirement Plans. These services may include, among other things: sub-accounting services; answering inquiries regarding the Funds; transmitting, on behalf of the Funds, proxy statements, shareholder reports, updated prospectuses and other communications regarding the Funds; and such other related services as the Trust, owners of Variable Contracts and/or participants in Retirement Plans may request. The amounts of any such payments will be determined by the nature and extent of the services provided by the Insurance Company or other organization. Payment of such amounts by Royce will not increase the fees paid by the Funds or their shareholders.


GENERAL               Royce  Capital Fund (the "Trust") is  a  Delaware
INFORMATION           business trust registered with the Securities and
                      Exchange  Commission  as a diversified,  open-end
                      management investment company.  The Trustees have
                      the  authority  to issue an unlimited  number  of
                      shares    of    beneficial   interest,    without
                      shareholder approval, and these shares may be divided into an unlimited number of series.
                      Shareholders are entitled to one vote per  share.
                      Shares vote by individual series on all matters, except that shares are voted in the aggregate and not by individual series when required by the 1940 Act and that if the Trustees determine that a matter affects only one series, then only shareholders of that series are entitled to vote on that matter.

                      Pursuant to current interpretations of the 1940 Act, the Insurance Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders and will vote all shares held by the separate accounts in proportion to the voting instructions received. The exercise of voting rights on shares held by Retirement Plans will be governed by the terms of such plans. Some Retirement Plans may pass-through voting to plan participants, while shares held by other Retirement Plans may be voted by the trustees of the Retirement Plan or by a named
                      fiduciary   or  an  investment   manager.
                      Retirement Plan participants should consult their plan documents for information.

                      Each Fund sells its shares only to certain qualified retirement plans and to variable annuity and variable life insurance separate accounts of insurance companies that are unaffiliated with Royce and that may be unaffiliated with one another. The Funds currently do not foresee any disadvantages to policyowners arising out of the fact that each Fund offers its shares to such entities. Nevertheless, the Trustees intend to monitor events in order to identify any irreconcilable material conflicts that may arise due to future differences in tax treatment or other considerations and to determine what action, if any, should be taken in response to such conflicts. If a conflict occurs, the Trustees may require one or more insurance company separate accounts or plans to withdraw its investments in one or more of the Funds and to substitute shares of another Fund. As a result, a Fund may be forced to sell securities at disadvantageous prices. In addition, the Trustees may refuse to sell shares of any Fund to any separate account or qualified plan or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is deemed by the Trust to be in the best interests of the shareholders of the Fund.

                      The custodian for the portfolio securities, cash and other assets of the Funds is State Street Bank and Trust Company. State Street, through its agent National Financial Data Services ("NFDS"), also serves as the Funds' transfer agent. Coopers & Lybrand L.L.P. serves as independent accountants for the Funds.


DIVIDENDS,          Each  of the Funds will pay dividends from its  net
DISTRIBUTIONS       investment income (if any) and distribute  its  net
AND TAXES           realized   capital  gains  annually  in   December.
                    Dividends and distributions will be automatically reinvested in additional shares of the Funds.

                    Each Fund intends to qualify and to remain qualified for taxation as a "regulated investment company" under the Internal Revenue Code, so that it will not be subject to Federal income taxes to the extent that its income is distributed to its shareholders. In addition, each Fund intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts. By meeting these and other requirements, the participating Insurance Companies, rather than the owners of the Variable Contracts, should be subject to tax on distributions received with respect to Fund shares. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

                    Shares of the Funds may be purchased through Variable Contracts. As a result, it is anticipated that any net investment income dividends or capital gains distributions from a Fund will be exempt from current taxation if left to accumulate within a Variable Contract. Dividends and distributions made by the Funds to the Retirement Plans are not taxable to the Retirement Plans or to the participants thereunder. The Funds will be managed without regard to tax ramifications. Withdrawals from such Contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59-1/2.

                    The tax status of your investment in the Funds depends on the features of your Variable Contract or Retirement Plan. For further information, please refer to the prospectus or disclosure documents of your Variable Contract or information provided by your Retirement Plan. Prospective investors are encouraged to consult their tax advisers.

                    The above discussion is only a summary of some of the important tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information for additional discussion.



NET ASSET VALUE
PER SHARE

Net   asset  value
per share (NAV) is
determined each day
the New York Stock
Exchange is open

Fund shares are purchased and redeemed at the net asset value per share next determined after an order is received by the Funds' transfer agent or an authorized service agent or sub-agent. Net asset value per share is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the number of outstanding shares of the Fund. Net asset value per share is calculated at the close of regular trading on the New York Stock Exchange on each day the Exchange is open for business.

In determining net asset value, securities listed on an exchange or the Nasdaq National Market System will be valued on the basis of the last reported sale price prior to the time the valuation is made or, if no sale is reported for that day, at their bid price for exchange-listed securities and at the average of their bid and ask prices for Nasdaq securities. Quotations will be taken from the market where the security is primarily traded. Other over-the counter securities for which market quotations are readily available will be valued at their bid price. Securities for which market quotations are not readily available will be valued at their fair value under procedures established and supervised by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.


SHAREHOLDER           The  Trust  will provide Insurance Companies  and
GUIDE                 Retirement Plans with information Monday  through
                      Friday, except holidays, from 9:00 a.m. to 5:00 p.m. (Eastern time). For information, prices, literature or to obtain information regarding the availability of Fund shares or how Fund shares are redeemed, call the Trust at 1-800-221-4268.

Purchasing and        Shares  of the Funds will be sold on a continuous
Redeeming Shares      basis to separate accounts of Insurance Companies
of the Funds          or  to Retirement Plans.  Stock certificates will
                      not be issued; share activity will be recorded in
                      book entry form only.  Investors may
                      not  purchase  or  redeem  shares  of  the  Funds
                      directly, but only through the separate  accounts
                      of   Insurance  Companies  or  through  qualified
                      Retirement  Plans.   You  should  refer  to   the
                      applicable  Separate Account Prospectus  or  your
                      Plan documents for information on how to purchase
                      or surrender a contract, make partial withdrawals
                      of  contract values, allocate contract values  to
                      one   or  more  of  the  Funds,  change  existing
                      allocations    among   investment   alternatives,
                      including the Funds, or select specific Funds  as
                      investment  options  in a  Retirement  Plan.   No
                      sales charge is imposed upon the purchase or redemption of shares of the Funds. Sales charges for the Variable Contracts or Retirement Plans are described in the relevant Separate Account
                      Prospectuses or plan documents.

                      If the Board of Trustees determines that it would be detrimental to the best interest of the Fund's remaining shareholders to make payment in cash, a Fund may pay redemption proceeds in whole or in part by a distribution in kind.

                      Fund shares are purchased or redeemed at the net asset value per share next computed after receipt of a purchase or redemption order by a Fund's transfer agent or an authorized service agent or sub-agent. Payment for redeemed shares will generally be made within three business days following the date of request for redemption. However, payment may be postponed under unusual circumstances, such as when normal trading is not taking place on the New York Stock Exchange, an emergency as defined by the Securities and Exchange Commission exists or as permitted by the Securities and Exchange Commission.

Shareholder
Communications

Owners of Variable Contracts and Retirement Plans and their administrators will receive annual and semi-annual reports, including the financial statements of the Funds that they have authorized for investment. Each report will also show the investments owned by each Fund and the market values thereof, as well as other information about the Funds and their operations. The Trust's fiscal year ends December 31.

                  			=========================

ROYCE CAPITAL FUND
1414 Avenue of the Americas
New York, NY 10019                        ROYCE CAPITAL FUND
1-800-221-4268


Investment Adviser
Royce & Associates, Inc.
1414 Avenue of the Americas                  Royce Premier
New York, NY 10019                             Portfolio

                                          Royce Total Return
Transfer Agent                                 Portfolio
State Street Bank and Trust Company
c/o NFDS
P.O. Box 419012
Kansas City, MO 64141-6012
1-800-841-1180


Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02105


Officers
Charles M. Royce, President and
  Treasurer
John D. Diederich, Vice President
Jack E. Fockler, Jr., Vice President
W. Whitney George, Vice President
Daniel A. O'Byrne, Vice President             Prospectus
   and Asst. Secretary                     January 15, 1998
John E. Denneen, Secretary
                  			=========================

                                     PROFILE

                             ROYCE PREMIER PORTFOLIO
                        (a series of Royce Capital Fund)

                           1414 Avenue of the Americas
                               New York, NY 10019

                                 January 5, 1998

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT ROYCE PREMIER PORTFOLIO THAT IS CONTAINED IN THE FUND'S PROSPECTUS. IF YOU WOULD LIKE MORE INFORMATION BEFORE YOU INVEST, PLEASE CONSULT THE FUND'S ACCOMPANYING PROSPECTUS. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. YOU MAY OBTAIN THESE REPORTS AT NO COST BY CALLING 1-800-221-4268.

1.   WHAT ARE THE FUND'S GOALS?

Royce Premier Portfolio primarily seeks long-term growth and secondarily current income.

2.   WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a limited number of common stocks and convertible securities of small-cap companies that the investment adviser believes are undervalued and have superior financial characteristics and/or unusually attractive business prospects.
          - At least 80% of the Fund's assets are normally invested in common stocks and convertible preferred stocks and convertible bonds.
          - At least 65% of these securities will be issued by companies with stock market capitalizations under $1 billion at the time of investment and/or will be income-producing.
          - In the selection process, primary emphasis is put on companies with market capitalizations between $300 million and $1 billion which have unusually strong returns on assets, cash flows and balance sheets or unusual business strengths and/or prospects. Other characteristics, such as a company's growth potential and valuation considerations, are also used in selecting investments.

3.   WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

The value of your investment may decline because the prices of the Fund's investments in common stocks and/or convertible securities may decline over short or even extended periods. The Fund invests in a relatively limited number of securities of small-cap companies which may not be well-known, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. These types of securities may be more volatile and
trade less than stocks of larger companies.   The investment adviser's emphasis
on risk management may cause the Fund's performance to vary from that of market indices.

4.   IS THE FUND APPROPRIATE FOR YOU?

You may wish to consider this Fund if you are primarily seeking long-term growth and:
-    plan to hold your investment for several years,
-    can tolerate fluctuations in share price,
- have or plan to have other investments for the benefit of diversification, and
-    understand the risks of stock market investing.

5.   WHAT ARE THE FUND'S EXPENSES AND FEES?

The Fund has no sales charge or fee for initial purchases, reinvestment of distributions or redemptions. Sales charges for the Variable Contracts are described in the relevant Separate Account prospectus.

Fund operating expenses are paid out of the Fund's assets and are not charged directly to the shareholder. For 1997, operating expenses for the Fund were as follows:

Investment advisory fees (after waiver)   0.00%
12b-1 fees                                None
Other expenses (after reimbursement)      1.35%
					  -----
		                          1.35%
					  =====

Example:
Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would be:
			    1 Year   3 Year    5 Year   10 Year
			    ------   ------    ------   -------
                              $14      $43      $74      $162

6.   HOW HAS THE FUND PERFORMED?

This chart shows how the Fund has performed since it commenced operations on December 27, 1996. You should be aware that all performance is historical, assumes reinvestment of all distributions and is no guarantee of future results. Total return and principal value will fluctuate.

		[BAR GRAPH]
Total Return:
------------
1997                                        17.08%
Period from Dec. 27 to Dec 31, 1996          1.00%

Average Annual Total Return:
---------------------------
One Year                                    17.08%
Since Inception                             18.05%

7.   WHO MANAGES THE FUND?

Royce & Associates, Inc., the Fund's investment adviser, is responsible for the management of the Fund's assets, subject to the authority of the Board of Trustees. Royce is also the investment adviser to The Royce Fund and to other investment and non-investment company accounts. Charles M. Royce, Royce's President, Chief Investment Officer and sole voting shareholder since 1972, is primarily responsible for managing the Fund's portfolio. He is assisted by Royce's investment staff, including W. Whitney George, Portfolio Manager and Managing Director, and by Jack E. Fockler, Jr., Managing Director.

8.   HOW CAN SHARES BE PURCHASED?

Individuals may not place orders to purchase shares of the Fund directly, but only through the separate accounts of Insurance Companies or through qualified Retirement Plans. You should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund or change existing allocations among investment alternatives, including the Fund.

9.   HOW CAN SHARES BE SOLD?

As with purchases, an individual may not place orders to sell shares directly. A Separate Account may redeem all or any portion of the shares that it holds at any time at the next computed net asset value per share.

10.  WHEN AND HOW DOES THE FUND PAY DISTRIBUTIONS?

The Fund pays dividends from its net investment income and distributes its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund. Distributions by the Fund will be taxable, if at all, to the participating Insurance Companies, and not to Variable Contract or Policy owners. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

11.  OTHER SERVICES.

Shares of the Fund are offered by Royce Capital Fund - 1-800-221-4268. Please read the Prospectus carefully before investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                             PROFILE

                  ROYCE TOTAL RETURN PORTFOLIO
                (a series of Royce Capital Fund)

                   1414 Avenue of the Americas
                       New York, NY 10019

                         January 5, 1998

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT ROYCE TOTAL RETURN PORTFOLIO THAT IS CONTAINED IN THE FUND'S PROSPECTUS. IF YOU WOULD LIKE MORE INFORMATION BEFORE YOU INVEST, PLEASE CONSULT THE FUND'S ACCOMPANYING PROSPECTUS. ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. YOU MAY OBTAIN THESE REPORTS AT NO COST BY CALLING 1-800-221-4268.

1.   WHAT ARE THE FUND'S GOALS?

Royce Total Return Portfolio seeks both long-term growth of capital and current income.

2.   WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests in a diversified portfolio of dividend-paying common stocks selected on a value basis.
          - At least 65% of the Fund's assets are normally invested in common stocks and convertible securities.
          - At least 90% of these securities will be income-producing, and at least 65% will be issued by companies with stock market capitalizations under $1 billion at the time of investment.

3.   WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

The value of your investment may decline because the prices of the Fund's investments in common stocks and/or convertible securities may decline over short or even extended periods. The Fund invests in securities of small-cap companies which may not be well-known, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. These types of securities may be more volatile and trade less
than stocks of larger companies.   The investment adviser's
emphasis on risk management may cause the Fund's performance to vary from that of market indices.

4.   IS THE FUND APPROPRIATE FOR YOU?

You may wish to consider this Fund if you are primarily seeking long-term growth and:
-    plan to hold your investment for several years,
-    can tolerate fluctuations in share price,
- have or plan to have other investments for the benefit of diversification, and
-    understand the risks of stock market investing.

5.   WHAT ARE THE FUND'S EXPENSES AND FEES?

The Fund has no sales charge or fee for initial purchases, reinvestment of distributions or redemptions. Sales charges for the Variable Contracts are described in the relevant Separate
Account prospectus.

Fund operating expenses are paid out of the Fund's assets and are not charged directly to the shareholder. Operating expenses for the Fund are estimated as follows:

Investment advisory fees (after waiver)    0.00%
12b-1 fees                                 None
Other expenses (after reimbursement)       1.35%
					   -----
                              		   1.35%
					   =====

Example:
Assuming a 5% annual return and redemption at the end of each period, the total expenses relating to a $1,000 investment would
be:  		1 Year    3 Year      5 Year    10 Year
		------    ------      ------    -------
                  $14      $43          $74       $162

6.   HOW HAS THE FUND PERFORMED?

As a newly created mutual fund, the Fund has no past performance.

7.   WHO MANAGES THE FUND?

Royce & Associates, Inc., the Fund's investment adviser, is responsible for the management of the Fund's assets, subject to the authority of the Board of Trustees. Royce is also the investment adviser to The Royce Fund and to other investment and non-investment company accounts. Charles M. Royce, Royce's President, Chief Investment Officer and sole voting shareholder since 1972, is primarily responsible for managing the Fund's portfolio. He is assisted by Royce's investment staff, including
W. Whitney George, Portfolio Manager and Managing Director, and by Jack E. Fockler, Jr., Managing Director.

8.   HOW CAN SHARES BE PURCHASED?

Individuals may not place orders to purchase shares of the Fund directly, but only through the separate accounts of Insurance Companies or through qualified Retirement Plans. You should refer to the applicable Separate Account Prospectus for information on how to purchase or surrender a contract, make partial withdrawals of contract values, allocate contract values to the Fund or change existing allocations among investment alternatives, including the Fund.

9.   HOW CAN SHARES BE SOLD?

As with purchases, an individual may not place orders to sell shares directly. A Separate Account may redeem all or any portion of the shares that it holds at any time at the next computed net asset value per share.

10.  WHEN AND HOW DOES THE FUND PAY DISTRIBUTIONS?

The Fund pays dividends from its net investment income and distributes its net realized capital gains annually in December. Dividends and distributions will be automatically reinvested in additional shares of the Fund. Distributions by the Fund will be taxable, if at all, to the participating Insurance Companies, and not to Variable Contract or Policy owners. The tax treatment on distributions made to an Insurance Company will depend on the Insurance Company's tax status.

11.  OTHER SERVICES.

Shares of the Fund are offered by Royce Capital Fund - 1-800-221-
4268.  Please read the Prospectus carefully before investing.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.  THE
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL
FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE
WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                       ROYCE CAPITAL FUND

              STATEMENT OF ADDITIONAL INFORMATION

      ROYCE CAPITAL FUND (the "Trust"), a Delaware business trust organized in January 1996, is a professionally managed, open-end registered investment company, which has three portfolios or series ("Funds"). Each Fund has distinct investment objectives and/or policies, and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The three Funds are:

                             ROYCE PREMIER PORTFOLIO
                          ROYCE TOTAL RETURN PORTFOLIO
                            ROYCE MICRO-CAP PORTFOLIO

      Shares of the Funds are offered to life insurance companies ("Insurance Companies") for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts ("Variable Contracts"), and may also be offered directly to certain pension plans and retirement plans and accounts permitting accumulation of assets on a tax-deferred basis ("Retirement Plans").

     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Trust's current Prospectuses each of which is dated June 30, 1997, except for the joint prospectus offering Royce Premier Portfolio and Royce Total Return Portfolio dated January 15, 1998. To obtain an additional copy of the Prospectus, please call Investor Information at 1-800-221-4268 or contact your Insurance Company.

                               INVESTMENT ADVISER
                       Royce & Associates, Inc. ("Royce")

TRANSFER AGENT                                          CUSTODIAN
State Street Bank and Trust Company        State Street Bank and Trust Company
c/o National Financial Data Services

                                January 15, 1998


                       TABLE OF CONTENTS

                                                        PAGE
     INVESTMENT POLICIES AND LIMITATIONS                   2
     RISK FACTORS AND SPECIAL CONSIDERATIONS               3
     MANAGEMENT OF THE TRUST                               8
     PRINCIPAL HOLDERS OF SHARES                          11
     INVESTMENT ADVISORY SERVICES                         11
     CUSTODIAN                                            12
     INDEPENDENT ACCOUNTANTS                              12
     PORTFOLIO TRANSACTIONS                               13
     CODE OF ETHICS AND RELATED MATTERS                   14
     PRICING OF SHARES BEING OFFERED                      14
     REDEMPTIONS IN KIND                                  15
     TAXATION                                             15
     DESCRIPTION OF THE TRUST                             17
     PERFORMANCE DATA                                     18
     FINANCIAL STATEMENTS                                 24

			INVESTMENT POLICIES AND LIMITATIONS

      The following investment policies and limitations supplement those set forth in the Funds' Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, the percentage limitation or standard will be determined immediately after giving effect to the Fund's acquisition of the security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Fund's investment policies and limitations.

      A Fund's fundamental investment policies cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Fund. Except for the fundamental investment restrictions set forth below, the investment policies and limitations described in this Statement of Additional Information are operating policies and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified prior to a material change in an operating policy affecting their Fund.

     NO FUND MAY, AS A MATTER OF FUNDAMENTAL POLICY:

          1.   Issue any senior securities;

          2. Purchase securities on margin or write call options on its portfolio securities;

          3.   Sell securities short;

          4. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes in an amount not exceeding 5% of its assets;

          5.   Underwrite the securities of other issuers;

          6. Invest more than 10% of its assets in the securities of foreign issuers;

          7. Invest in restricted securities, unless such securities are issued by money market funds registered under the Investment Company Act of 1940, or in repurchase agreements which mature in more than seven days;

          8. Invest more than 10% of its assets in securities without readily-available market quotations (i.e., illiquid securities);

          9. Invest, with respect to 75% of its assets, more than 5% of its assets in the securities of any one issuer (except U.S. Government securities);

          10.  Invest more than 25% of its assets in any one industry;

          11. Acquire more than 10% of the outstanding voting securities of any one issuer;

          12. Purchase or sell real estate or real estate mortgage loans or invest in the securities of real estate companies unless such securities are publicly-traded;

          13.  Purchase or sell commodities or commodity contracts;

          14. Make loans, except for purchases of portions of issues of publicly-distributed bonds, debentures and other securities, whether or not such purchases are made upon the original issuance of such securities, and except that the Funds may loan up to 25% of their respective assets to qualified brokers, dealers or institutions for their use relating to short sales or other securities transactions (provided that such loans are fully collateralized at all times);

          15. Invest in companies for the purpose of exercising control of management; or

          16. Purchase portfolio securities from or sell such securities directly to any of the Trust's Trustees, officers, employees or investment adviser, as principal for their own accounts.

          NO FUND MAY, AS A MATTER OF OPERATING POLICY:

          1. Invest more than 5% of its net assets in lower-rated (high-risk) non-convertible debt securities;

          2. Enter into repurchase agreements with any party other than the custodian of its assets; or

          3. Invest more than 5% of its total assets in warrants, rights and options.



            RISK FACTORS AND SPECIAL CONSIDERATIONS

FUNDS' RIGHTS AS STOCKHOLDERS

      As noted above, no Fund may invest in a company for the purpose of exercising control of management. However, a Fund may exercise its rights as a stockholder and communicate its views on important matters of policy to management, the board of directors and/or stockholders if Royce or the Board of Trustees determine that such matters could have a significant effect on the value of the Fund's investment in the company. The activities that a Fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's board of directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of a company or a portion of its assets; or supporting or opposing third party takeover attempts. This area of corporate activity is increasingly prone to litigation, and it is possible that a Fund could be involved in lawsuits related to such activities. Royce will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against the Funds and the risk of actual liability if a Fund is involved in litigation. However, no guarantee can be made that litigation against a Fund will not be undertaken or liabilities incurred.

     A Fund may, at its expense or in conjunction with others, pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interests of security holders if Royce and the Trust's Board of Trustees determine this to be in the best interests of a Fund's shareholders.

SECURITIES LENDING

     The Funds may lend up to 25% of their respective assets to brokers, dealers and other financial institutions. Securities lending allows a Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties that participate in a Global Securities Lending Program monitored by the Funds' custodian and who are deemed by it to be of good standing. Furthermore, such loans will be made only if, in Royce's judgment, the consideration to be earned from such loans would justify the risk.

      Royce understands that it is the current view of the staff of the Securities and Exchange Commission that a Fund may engage in such loan transactions only under the following conditions: (i) the Fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (iii) after giving notice, the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and to any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) the Fund must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

LOWER-RATED (HIGH-RISK) DEBT SECURITIES

      Each Fund may invest up to 5% of its net assets in lower-rated (high-risk) non-convertible debt securities. They may be rated from Ba to Ca by Moody's Investors Service, Inc. or from BB to D by Standard & Poor's Corporation or may be unrated. These securities have poor protection with respect to the payment of interest and repayment of principal and may be in default as to the payment of principal or interest. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-rated (high-risk) debt securities may fluctuate more than those of higher-rated debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.

      While the market for lower-rated (high-risk) corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield/high-risk bond market, especially during periods of economic recession. In fact, from 1989 to 1991, the percentage of lower-rated (high-risk) debt securities that defaulted rose significantly above prior levels.

      The market for lower-rated (high-risk) debt securities may be thinner and less active than that for higher-rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations cease to be readily available for a lower-rated (high-risk) debt security in which a Fund has invested, the security will then be valued in accordance with procedures established by the Board of Trustees. Judgment plays a greater role in valuing lower-rated (high-risk) debt securities than is the case for securities for which more external sources for quotations and last sale information are available. Adverse publicity and changing investor perceptions may affect a Fund's ability to dispose of lower-rated (high-risk) debt securities.

      Since the risk of default is higher for lower-rated (high-risk) debt securities, Royce's research and credit analysis may play an important part in managing securities of this type for the Funds. In considering such investments for the Funds, Royce will attempt to identify those issuers of lower-rated (high-risk) debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. Royce's analysis may focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

FOREIGN INVESTMENTS

      Each Fund may invest up to 10% of its assets in the securities of foreign issuers. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies and of dividends and interest from such securities can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer's financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.

      Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may also be difficult to enforce legal rights in foreign countries.

      Investing abroad also involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that Royce will be able to anticipate these potential events or counter their effects.

     The considerations noted above are generally intensified for investments in developing countries. Developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities.

      American Depositary Receipts ("ADRs") are certificates held in trust by a bank or similar financial institution evidencing ownership of securities of a foreign-based issuer. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying foreign securities in their national markets and currencies.

      ADR facilities may be established as either unsponsored or sponsored. While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

REPURCHASE AGREEMENTS

      In a repurchase agreement, a Fund in effect makes a loan by purchasing a security and simultaneously committing to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked to market daily) of the underlying security.

      The Funds may engage in repurchase agreements with respect to any U.S. Government security. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in connection with bankruptcy proceedings), it is the policy of the Trust to enter into repurchase agreements only with its custodian, State Street Bank and Trust Company, and having a term of seven days or less.

WARRANTS, RIGHTS AND OPTIONS

      The  Funds  may  invest up to 5% of their assets in warrants,  rights  and options. A warrant, right or call option entitles the holder to purchase a given security within a specified period for a specified price and does not represent an ownership interest. A put option gives the holder the right to sell a particular security at a specified price during the term of the option. These securities have no voting rights, pay no dividends and have no liquidation rights. In addition, their market prices do not necessarily move parallel to the market prices of the underlying securities.

      The sale of warrants, rights or options held for more than one year generally results in a long-term capital gain or loss to the Fund, and the sale of warrants, rights or options held for one year or less generally results in a short term capital gain or loss. The holding period for securities acquired upon exercise of a warrant, right or call option, however, generally begins on the day after the date of exercise, regardless of how long the warrant, right or option was held. The securities underlying warrants, rights and options could include shares of common stock of a single company or securities market indices representing shares of the common stocks of a group of companies, such as the Standard & Poor's SmallCap 600 Stock Price Index, an unmanaged market-weighted index.

      Investing in warrants, rights and call options on a given security allow the Fund to hold an interest in that security without having to commit assets equal to the market price of the underlying security and, in the case of securities market indices, to participate in a market without having to purchase all of the securities comprising the index. Put options, whether on shares of common stock of a single company or on a securities market index, would permit the Fund to protect the value of a portfolio security against a decline in its market price and/or to benefit from an anticipated decline in the market price of a given security or of a market. Thus, investing in warrants, rights and options permits the Fund to incur additional risk and/or to hedge against risk.

                           *   *   *

      Royce believes that Royce Micro-Cap Portfolio is suitable for investment only by persons who can invest without concern for income, and that such Fund and Royce Premier Portfolio are suitable for those who are in a financial position to assume above-average investment risks in search for long-term capital appreciation.


                    MANAGEMENT OF THE TRUST

      The following table sets forth certain information as to each Trustee and officer of the Trust:

                       Position
Name, Address and Age  Held          Principal Occupations During
---------------------  with the      Past 5 Years
                       Trust	     ----------------------------
		       --------

                       Trustee,      President, Managing Director
Charles M. Royce*      President     (since      April     1997),
(58)                   and           Secretary,  Treasurer,  sole
1414 Avenue of the     Treasurer     director  and  sole   voting
Americas                             shareholder   of   Royce   &
New York, NY 10019                   Associates, Inc.  ("Royce"),
                                     formerly     named     Quest
                                     Advisory  Corp, the  Trust's
                                     investment adviser; Trustee,
                                     President  and Treasurer  of
                                     The  Royce Fund ("TRF")  and
                                     its predecessor, an open-end
                                     diversified       management
                                     investment company of  which
                                     Royce   is   the   principal
                                     investment          adviser;
                                     Director,   President    and
                                     Treasurer  of  Royce   Value
                                     Trust,  Inc. ("RVT"),  Royce
                                     Micro-Cap    Trust,     Inc.
                                     ("OTCM")   (since  September
                                     1993)   and   Royce   Global
                                     Trust,  Inc. ("RGT")  (since
                                     October   1996)   closed-end
                                     management        investment
                                     companies of which Royce  is
                                     the investment adviser (TRF,
                                     RVT,     OTCM    and     RGT
                                     collectively,   "The   Royce
                                     Funds"); Secretary and  sole
                                     director and shareholder  of
                                     Royce  Fund  Services,  Inc.
                                     ("RFS), formerly named Quest
                                     Distributors,   Inc.,    the
                                     distributor of TRF's shares;
                                     and managing general partner
                                     of  Royce Management Company
                                     ("RMC"),   formerly    named
                                     Quest Management Company,  a
                                     registered        investment
                                     adviser,       and       its
                                     predecessor.

                       Position
Name, Address and Age  Held          Principal Occupations During
---------------------  with the      Past 5 Years
                       Trust	     ----------------------------
		       --------
Richard M. Galkin      Trustee       Private     investor     and
(59)                                 president   of  Richard   M.
5284 Boca Marina                     Galkin   Associates,   Inc.,
Circle South                         tele-communications
Boca Raton, FL 33487                 consultants.

                       Trustee       President of The Center  for
Stephen L. Isaacs                    Health   and  Social  Policy
(58)                                 since     September    1996;
65 Harmon Avenue                     President   of  Stephen   L.
Pelham, NY 10803                     Isaacs           Associates,
                                     Consultants; and Director of
                                     Columbia          University
                                     Development Law  and  Policy
                                     Program  and  Professor   at
                                     Columbia  University   until
                                     August 1996.

David L. Meister (57)  Trustee       Consultant      to       the
111 Marquez Place                    communications      industry
Pacific Palisades, CA                since      January     1993;
90272                                Executive Officer of Digital
                                     Planet Inc. from April  1991
                                     to December 1992.

W. Whitney George*     Trustee and   Managing   Director   (since
(39)                   Vice          April    1997)   and    Vice
1414 Avenue of the     President     President   (since    August
Americas                             1993) of Royce, having  been
New York, NY 10019                   employed   by  Royce   since
                                     October 1991; Vice President
                                     of  RGT (since October 1996)
                                     and of the other Royce Funds
                                     (since   April  1995);   and
                                     general  partner of RMC  and
                                     its     predecessor    since
                                     January 1992.

                       Vice          Director  of  Operations  of
John D. Diederich      President     TRF  and  RVT  (since  April
(46)                                 1993)  and  of  OTCM  (since
1414 Avenue of the                   September    1993);     Vice
Americas                             President    and    Director
New York, NY 10019                   (since  April 1997 and  June
                                     1997,  respectively) of  RVT
                                     and OTCM; Vice President  of
                                     RGT  (since  October  1996);
                                     President   of   RFS   since
                                     November 1995; and President
                                     of  Fund/Plan Services, Inc.
                                     from    January   1988    to
                                     December 1992.

                       Position
Name, Address and Age  Held          Principal Occupations During
---------------------  with the      Past 5 Years
                       Trust	     ----------------------------
		       --------
                       Vice          Managing   Director   (since
Jack E. Fockler, Jr.*  President     April    1997)   and    Vice
(39)                                 President   (since    August
1414 Avenue of the                   1993) of Royce, having  been
Americas                             employed   by  Royce   since
New York, NY 10019                   October 1989; Vice President
                                     of  RGT (since October 1996)
                                     and of the other Royce Funds
                                     (since  April  1995);   Vice
                                     President   of  RFS   (since
                                     November 1995); and  general
                                     partner   of  RMC  and   its
                                     predecessor   (since    July
                                     1993).

Daniel A. O'Byrne*     Vice          Vice   President  of   Royce
(35)                   President     (since   May  1994),  having
1414 Avenue of the     and           been employed by Royce since
Americas               Assistant     October   1986;   and   Vice
New York, NY 10019     Secretary     President   of  RGT   (since
                                     October  1996)  and  of  the
                                     other   Royce  Funds  (since
                                     July 1994).

John E. Denneen* (30)  Secretary     Associate  General   Counsel
1414 Avenue of the                   and Chief Compliance Officer
  Americas                           of  Royce (since May  1996);
New York, NY 10019                   Secretary   of  RGT   (since
                                     October  1996)  and  of  the
                                     other   Royce  Funds  (since
                                     June 1996); and Associate of
                                     Seward    &   Kissel    from
                                     September 1992 to May 1996.



________________________________
     *An "interested person" under Section 2(a)(19) of the 1940 Act.


      All of the Trust's Trustees except W. Whitney George are also trustees of TRF and directors of RVT, OTCM and RGT.

      The  Board  of  Trustees has an Audit Committee, comprised of  Richard  M.
Galkin, Stephen L. Isaacs and David L. Meister. The Audit Committee is responsible for the selection and nomination of independent auditors for the Funds and for conducting post-audit reviews of their financial conditions with such auditors.

      For the year ended December 31, 1996, the following Trustees received compensation from the Trust and the other funds in the group of registered investment companies comprising The Royce Funds for services as a trustee/director on such funds' Boards:

                           Aggregate Compensation      Total Compensation
Name                             from Trust            from The Royce Funds
----			   ----------------------      --------------------
Richard M. Galkin               $- 0 -                      $60,500
Stephen L. Isaacs                - 0 -                       60,500
David L. Meister                 - 0 -                       60,500


   Each of the non-affiliated Trustees will receive a fee of $500 per year for serving on the Trust's Board of Trustees.


                  PRINCIPAL HOLDERS OF SHARES

   As of December 1, 1997, Royce & Associates, Inc. Money Purchase Pension Plan owned of record 120,000 shares of the Trust, consisting of 50,000 shares of Royce Premier Portfolio, 20,000 shares of Royce Total Return Portfolio and 50,000 shares of Royce Micro-Cap Portfolio, representing 57% of the Trust's then outstanding shares. All of these shares were beneficially owned by Charles M. Royce. IL Annuity and Insurance Company, 2960 North Meridian Street, P.O. Box 71499, Indianapolis, IN, owned of record 90,397 shares of Royce Micro-Cap Portfolio representing 43% of the Trust's then outstanding shares.


                  INVESTMENT ADVISORY SERVICES

SERVICES PROVIDED BY ROYCE

   As compensation for its services under its Investment Advisory Agreement with the Trust, Royce is entitled to receive the following fees:

     Fund                Percentage Per Annum of Fund's Average Net Assets
     ----                -------------------------------------------------

     Royce Premier Portfolio                 	  1.00%
     Royce Total Return Portfolio                 1.00%
     Royce Micro-Cap Portfolio                    1.25%


       Under the Investment Advisory Agreement, Royce (i) determines the composition of each Fund's portfolio, the nature and timing of the changes in it and the manner of implementing such changes, subject to any directions it may receive from the Trust's Board of Trustees; (ii) provides each Fund with investment advisory, research and related services for the investment of its funds; (iii) furnishes, without expense to the Trust, the services of such of its executive officers and full-time employees as may be duly elected executive officers or Trustees of the Trust; and (iv) pays any additional expenses incurred by the Trust in connection with promoting the sale of its shares and all expenses incurred in performing its investment advisory duties under the Investment Advisory Agreement.

     The Trust pays all administrative and other costs and expenses attributable to its operations and transactions, including, without limitation, transfer agent and custodian fees; legal, administrative and clerical services; rent for its office space and facilities; auditing; preparation, printing and distribution of its prospectuses to existing shareholders, proxy statements, shareholders reports and notices; supplies and postage; Federal and state registration fees; Federal, state and local taxes; non-affiliated Trustees' fees; and brokerage commissions.

PORTFOLIO MANAGEMENT

      The Funds' portfolios and the portfolios of Royce's other accounts are managed by Charles M. Royce, Royce's Chief Investment Officer. He is assisted by Royce's investment staff, including W. Whitney George, Portfolio Manager and Managing Director, and by Jack E. Fockler, Jr., Managing Director. In the event of any significant change in Royce's senior investment staff, the members of the Trust's Board of Trustees who are not interested persons of the Trust will consider what action, if any, should be taken in connection with the Trust's management arrangements.


      Certain information concerning Messrs. Royce, Fockler and George is set forth above under "MANAGEMENT OF THE TRUST".


                           CUSTODIAN

      State Street Bank and Trust Company ("State Street") is the custodian for the securities, cash and other assets of each Fund and the transfer agent and dividend disbursing agent for the shares of each Fund, but it does not participate in any Fund's investment decisions. The Trust has authorized State Street to deposit certain domestic and foreign portfolio securities in several central depository systems and to use foreign sub-custodians for certain foreign portfolio securities, as allowed by Federal law. State Street's main office is at 225 Franklin Street, Boston, Massachusetts 02107. All mutual fund transfer, dividend disbursing and shareholder service activities are performed by State Street's agent, National Financial Data Services, at 1004 Baltimore, Kansas City, Missouri 64105.


      State Street is responsible for the calculation of each Fund's daily net asset value per share and for the maintenance of its portfolio and general accounting records and also provides certain shareholder services.


                    INDEPENDENT ACCOUNTANTS

      Coopers & Lybrand L.L.P., whose address is One Post Office Square, Boston, Massachusetts, 02109, are the independent accountants of the Trust. The balance sheets of the Funds included in the Statement of Additional Information have been examined by Coopers &

Lybrand L.L.P., as set forth in their report with respect thereto and are included in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.


                     PORTFOLIO TRANSACTIONS

     Royce is responsible for selecting the brokers who effect the purchases and sales of each Fund's portfolio securities. No broker is selected to effect a securities transaction for a Fund unless such broker is believed by Royce to be capable of obtaining the best price and execution for the security involved in the transaction. In addition to considering a broker's execution capability, Royce generally considers the brokerage and research services which the broker has provided to it, including any research relating to the security involved in the transaction and/or to other securities. Such services may include general economic research, market and statistical information, industry and technical research, strategy and company research, and may be written or oral. Royce determines the overall reasonableness of brokerage commissions paid, after considering the amount another broker might have charged for effecting the transaction and the value placed by Royce upon the brokerage and/or research services provided by such broker, viewed in terms of either that particular transaction or Royce's overall responsibilities with respect to its accounts.


      Royce is authorized, under Section 28(e) of the Securities Exchange Act of 1934 and under its Investment Advisory Agreement with the Trust, to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker.

      Brokerage and research services furnished by brokers through whom a Fund effects securities transactions may be used by Royce in servicing all of its accounts and those of RMC, and not all of such services may be used by Royce in connection with the Trust or any one of its Funds.

      Consistent with achieving the best price and execution, Royce may also consider sales by a broker-dealer of Variable Contracts that permit allocation of contract value to one or more of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds. In no event will a Fund's brokerage business be placed with RFS.


      Even though investment decisions for each Fund are made independently from those for the other Funds and the other accounts managed by Royce and RMC, securities of the same issuer are frequently purchased, held or sold by more than one Royce/RMC account because the same security may be suitable for all of them. When the same security is being purchased or sold for more than one Royce/RMC account on the same trading day, Royce seeks to average the transactions as to price and allocate them as to amount in a manner believed to be equitable to each. Such purchases and sales of the same security are generally effected pursuant to Royce/RMC's Trade Allocation Guidelines and Procedures. Under such Guidelines and Procedures, unallocated orders are placed with and executed by broker-dealers during the trading day. The securities purchased or sold in such transactions are then allocated to one or more of Royce's and RMC's accounts at or shortly following the close of trading, using the average net price obtained. Such allocations are done based on a number of judgmental factors that Royce and RMC believe should result in fair and equitable treatment to those of their accounts for which the securities may be deemed suitable. In some cases, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtainable for a Fund.

               CODE OF ETHICS AND RELATED MATTERS

       Royce, RFS, RMC and The Royce Funds have adopted a Code of Ethics under which directors, officers, employees and partners of Royce, RFS and RMC ("Royce-related persons") and interested trustees/directors, officers and employees of The Royce Funds are prohibited from personal trading in any security which is then being purchased or sold or considered for purchase or sale by a Royce Fund or any other Royce or RMC account. Such persons are permitted to engage in other personal securities transactions if (i) the securities involved are United States Government debt securities, municipal debt securities, money market instruments, shares of affiliated or non-affiliated registered open-end investment companies or shares acquired from an issuer in a rights offering or under an automatic dividend reinvestment plan or employer-sponsored automatic payroll deduction cash purchase plan or (ii) they first obtain permission to trade from Royce's Compliance Officer and an executive officer of Royce. The Code contains standards for the granting of such permission, and it is expected that permission to trade will be granted only in a limited number of instances.

      Royce's and RMC's clients include several private investment companies in which Royce or RMC has (and, therefore, Charles M. Royce, Jack E. Fockler, Jr. and/or W. Whitney George may be deemed to beneficially own) a share of up to 15% of the company's realized and unrealized net capital gains from securities transactions, but less than 5% of the company's equity interests. The Code of Ethics does not restrict transactions effected by Royce or RMC for such private investment company accounts. Transactions for such private investment company accounts are subject to Royce's and RMC's allocation policies and procedures. See "Portfolio Transactions".

        As of December 1, 1997, Royce-related persons, interested trustees/directors, officers and employees of The Royce Funds and members of their immediate families beneficially owned shares of The Royce Funds having a total value of approximately $33 million, and Royce's and RMC's equity interests in such private investment companies totalled approximately $3.3 million.



                PRICING OF SHARES BEING OFFERED

      The purchase and redemption price of each Fund's shares is based on the Fund's current net asset value per share. See "Net Asset Value Per Share" in the Funds' Prospectus.


      As set forth under "Net Asset Value Per Share", the Funds' custodian determines the net asset value per share of each Fund at the close of regular trading on the New York Stock Exchange on each day that the Exchange is open. The Exchange is open on all weekdays which are not holidays. Thus, it is closed on Saturdays and Sundays and on New Year's Day, Martin Luther King

Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


                      REDEMPTIONS IN KIND

      It is possible that conditions may arise in the future which would, in the judgment of the Board of Trustees or management, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, payment may be made in portfolio securities or other property of the Fund. However, the Trust has obligated itself under the 1940 Act to redeem for cash all shares presented for redemption by any one shareholder up to $250,000 (or 1% of the Fund's net assets if that is less) in any 90-day period. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share for purposes of such redemption. Shareholders receiving such securities would incur brokerage costs when these securities are sold.


                            TAXATION

     Shares of the Funds are offered to separate accounts of Insurance Companies that fund Variable Contracts and may be offered to certain Retirement Plans, which are pension plans and retirement arrangements and accounts permitting the accumulation of funds on a tax-deferred basis. See the disclosure documents for the Variable Contracts or the plan documents for the Retirement Plans for a discussion of the special taxation of insurance companies with respect to the separate accounts and the Variable Contracts, and the holders thereof, or the special taxation of Retirement Plans and the participants therein.

      Each Fund intends to qualify and to remain qualified each year for the tax treatment applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, a Fund must comply with certain requirements of the Code relating to, among other things, the source of its income and the diversification of its assets.

      As a regulated investment company, a Fund will not be subject to Federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Fund (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Fund intends to satisfy the distribution requirements in each taxable year.

      The Funds will not be subject to the 4% Federal excise tax imposed on registered investment companies that do not distribute substantially all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies or Retirement Plans.

      Each Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. Federal income tax purposes. Investments calculated by reference to foreign currencies will not necessarily correspond to a Fund's distributable income and capital gains for U.S. Federal income tax purposes as a result of fluctuations in foreign currency exchange rates. Furthermore, if any exchange control regulations were to apply to a Fund's investments in foreign securities, such regulations could restrict that Fund's ability to repatriate investment income or the proceeds of sales of securities, which may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirements.

      Income earned or received by a Fund from investments in foreign securities may be subject to foreign withholding taxes unless a withholding exemption is provided under an applicable treaty. Any such taxes would reduce that Fund's cash available for distribution to shareholders.

      If a Fund invests in stock of a so-called passive foreign investment company ("PFIC"), such Fund may be subject to Federal income tax on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The amount so allocated to any taxable year of the Fund prior to the taxable year in which the excess distribution or disposition occurs would be taxed to the Fund at the highest marginal income tax rate in effect for such years, and the tax would be further increased by an interest charge. The amount allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to shareholders. In lieu of being taxable in the manner described above, such Fund may be able to elect to include annually in income its pro rata share of the ordinary earnings and net capital gain (whether or not distributed) of the PFIC. In order to make this election, the Fund would be required to obtain annual information from the PFICs in which it invests, which in many cases may be difficult to obtain. Alternatively, if eligible, the Fund may be able to elect to mark to market its PFIC stock, resulting in the stock being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income, and any resulting loss would not be recognized.

      Investments of a Fund in securities issued at a discount or providing for deferred interest payments or payments of interest in kind (which investment are subject to special tax rules under the Code) will affect the amount, timing and character of distributions to shareholders. For example, a Fund which acquires securities issued at a discount will be required to accrue as ordinary income each year a portion of the discount (even though the Fund may not have received cash interest payments equal to the amount included in income) and to distribute such income each year in order to maintain its qualification as a regulated investment company and to avoid income taxes. In order to generate sufficient cash to make distributions necessary to satisfy the 90% distribution requirement and to avoid income taxes, the Fund may have to dispose of securities that it would otherwise have continued to hold.

      Each Fund must and the Funds intend to comply with Section 817(h) of the Code and the regulations issued thereunder, which impose certain diversification requirements on the segregated asset accounts investing in the Funds. These requirements, which are in addition to the diversification requirements applicable to the Funds under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Funds may invest. Failure to meet the requirements of Section 817(h) could result in current taxation of the holder of the Variable Contract on the income of the Variable Contract.

      The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the Funds' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for Variable Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local or foreign taxes applicable to the Variable Contracts and the holders thereof.


                    DESCRIPTION OF THE TRUST

TRUST ORGANIZATION

      The Trust was established as a Delaware business trust, effective January 11, 1996. A copy of the Trust's Certificate of Trust is on file with the
Secretary of State of Delaware, and a copy of its Trust Instrument, its principal governing document, is available for inspection by shareholders at the Trust's office in New York, New York.

      The Trust has an unlimited authorized number of shares of beneficial interest, which may be divided into an unlimited number of series and/or classes without shareholder approval. (The Trust presently has three series, each of which has only one class of shares.) These shares are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shares vote by individual series, except as otherwise required by the 1940 Act or when the Trustees determine that the matter affects shareholders of more than one series.

      There will normally be no meeting of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the current five Trustees remain in office, at which time the Trustees then in office will call a shareholders meeting for the election of trustees. In addition, Trustees may be removed from office by written consents signed by the holders of 66 2/3% of the outstanding shares of the Trust and filed with the Trust's custodian or by a vote of the holders of 66 2/3% of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting will be held upon the written request of the holders of at least 10% of the Trust's outstanding shares. Upon the written request by 10 or more shareholders of the Trust, who have been shareholders for at least 6 months and who hold shares constituting at least 1% of the Trust's outstanding shares, stating that such shareholders wish to communicate with the Trust's other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider the removal of a Trustee, the Trust is required to provide a lists of its shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as provided above the Trustees may continue to hold office and appoint their successors.

      Shares are freely transferable, are entitled to distributions as declared by the Trustees and, in liquidation of the Trust, are entitled to receive the net assets of their series. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

      The separate accounts of Insurance Companies and the trustees of qualified plans invested in the Funds, rather than individual contract owners or plan participants, are the shareholders of the Funds. However, each Insurance Company or qualified plan will vote such shares as required by law and interpretations thereof, as amended or changed from time to time. Under current law, an Insurance Company is required to request voting instructions from its contract owners and must vote Fund shares held by each of its separate accounts in proportion to the voting instructions received. Additional information about voting procedures is contained in the applicable separate account prospectuses.

SHAREHOLDER LIABILITY

      Generally, Trust shareholders will not be personally liable for the obligations of the Trust under Delaware law. The Delaware Business Trust Act provides that a shareholder of a Delaware business trust is entitled to the same limited liability extended to stockholders of private corporations for profit organized under the Delaware General Corporation Law. No similar statutory or other authority limiting business trust shareholder liability exists in many other states. As a result, to the extent that the Trust or a shareholder of the Trust is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law and may thereby subject the Trust's shareholders to liability. To guard against this possibility, the Trust Instrument (i) requires that every written obligation of the Trust contain a statement that such obligation may be enforced only against the Trust's assets (however, the omission of this disclaimer will not operate to create personal liability for any shareholder); and (ii) provides for indemnification out of a Fund's property of any Fund shareholder held personally liable for the Fund's obligations. Thus, the risk of a Fund shareholder incurring financial loss beyond its investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Fund itself would be unable to meet its obligations. In light of Delaware law, the nature of the Trust's business and the nature of its assets, management believes that the risk of personal liability to a shareholder is extremely remote.

                        PERFORMANCE DATA

      The Funds' performances may be quoted in various ways. All performance information supplied for the Funds will be historical and is not intended to indicate future returns. Each Fund's share price and total returns fluctuate in response to market conditions and other factors, and the value of a Fund's shares when redeemed may be more or less than their original cost. The Funds' performance figures do not reflect expenses of the separate accounts of Insurance Companies, expenses imposed under the Variable Contracts or expenses imposed by the Retirement Plans.

TOTAL RETURN CALCULATIONS

     Total returns quoted will reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's net asset value per share (NAV) over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return that would equal 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the Fund.

      In addition to average annual total returns, a Fund's unaveraged or cumulative total returns, reflecting the simple change in value of an investment over a stated period, may be quoted. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share prices) in order to illustrate the relationship of these factors and their contributions to total return. Total returns and other performance information may be quoted numerically or in a table, graph or similar illustration.

COMPARATIVE RESULTS

      The Funds total returns may be compared to the records of various indices of securities prices over the same periods, including the Standard & Poor's 500 Composite Stock Price Index (S&P 500) the Standard & Poor's SmallCap 600 Stock Price Index (S&P 600) and the Russell 2000 Index (Russell 2000).

      The S&P 500 is an unmanaged index of common stocks frequently used as a general measure of stock market performance. The Index's performance figures reflect changes of market prices and quarterly reinvestment of all distributions.

      The S&P 600 is an unmanaged market-weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation. As of December 31, 1996, the weighted mean market value of a company in this Index was approximately $780 million.

      The Russell 2000, prepared by the Frank Russell Company, tracks the return of the common stocks of the 2,000 smallest out of the 3,000 largest publicly-traded U.S.-domiciled companies by market capitalization. The Russell 2000 tracks the return on these stocks based on price appreciation or depreciation and includes dividends.

      The Funds have the ability to invest in securities not included in these indices, and their investment portfolios may or may not be similar in composition to the indices. Figures for the indices are based on the prices of unmanaged groups of stocks, and unlike the Funds, their returns do not include the effect of paying brokerage commissions and the other costs and expenses of investing in a mutual fund.

       The Funds' performances may be compared in advertisements to the performance of other mutual funds in general or to the performance of particular types of mutual funds, especially those with similar investment objectives. Such comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), an independent service that monitors the performance of registered investment companies.

      Money market funds and municipal funds are not included in the Lipper survey. The Lipper performance analysis ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees payable by shareholders into consideration and is prepared without regard to tax consequences.

      The Lipper General Equity Funds Average can be used to show how the Funds' performances compare to a broad-based set of equity funds. The Lipper General Equity Funds Average is an average of the total returns of all equity funds (excluding international funds and funds that specialize in particular industries or types of investments) tracked by Lipper. As of December 31, 1996, the average included 221 capital appreciation funds, 758 growth funds, 186 mid-cap funds, 443 small company growth funds, 583 growth and income funds, 180 equity income funds and 56 S&P 500 index objective funds. Capital appreciation, growth and small company growth funds usually invest principally in common stocks, with long-term mid-cap growth as a primary goal. Growth and income and equity income funds tend to be more conservative in nature and usually invest in a combination of common stocks, bonds, preferred stocks and other income-producing securities. Growth and income and equity income funds generally seek to provide their shareholders with current income as well as growth of capital, unlike growth funds which may not produce income. S&P 500 index objective funds seek to replicate the performance of the S&P 500.

      Ibbotson Associates (Ibbotson) provides historical returns of the capital markets in the United States. The Funds' performance may be compared to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or U.S. Treasury securities. Ibbotson calculates total returns in the same manner as the Funds.

       The capital markets tracked by Ibbotson are common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, U.S. Treasury bills and the U.S. rate of inflation. These capital markets are based on the returns of several different indices. For common stocks, the S&P 500 is used. For small capitalization stocks, return is based on the return achieved by Dimensional Fund Advisors
(DFA) Small Company Fund. This fund is a market-value-weighted index of the ninth and tenth deciles of the New York

Stock Exchange (NYSE), plus stocks listed on the American Stock Exchange (AMEX) and over-the-counter (OTC) with the same or less capitalization as the upper bound of the NYSE ninth decile. As of August 31, 1996, DFA contained approximately 2,880 stocks, with a median market capitalization of about $120 million.

     U.S. Treasury bonds are securities backed by the credit and taxing power of the U.S. government and, therefore, present virtually no risk of default. Although such government securities fluctuate in price, they are highly liquid and may be purchased and sold with relatively small transaction costs (direct purchase of U.S. Treasury securities can be made with no transaction costs). Returns on intermediate-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that is the shortest non-callable bond available with a maturity of not less than five years. This bond is held for the calendar year and returns are recorded. Returns on long-term government bonds are based on a one-bond portfolio constructed each year, containing a bond that meets several criteria, including having a term of approximately 20 years. The bond is held for the calendar year and returns are recorded. Returns on U.S. Treasury bills are based on a one-bill portfolio constructed each month, containing the shortest term bill having not less than one month to maturity.
The total return on the bill is the month-end price divided by the previous month-end price, minus one. Data up to 1976 is from the U.S. Government Bond file at the University of Chicago's Center for Research in Security Prices; The Wall Street Journal is the source thereafter. Inflation rates are based on the Consumer Price Index.

      Royce may, from time to time, compare the performance of common stocks, especially small capitalization stocks, to the performance of other forms of investment over periods of time.

      From time to time, in reports and promotional literature, the Funds' performances also may be compared to other mutual funds tracked by financial or business publications and periodicals, such as The BARDS Report, KIPLINGER's, INDIVIDUAL INVESTOR, MONEY, FORBES, BUSINESS WEEK, BARRON's, FINANCIAL TIMES, FORTUNE, MUTUAL FUNDS MAGAZINE and THE WALL STREET JOURNAL. In addition, financial or business publications and periodicals, as they relate to fund management, investment philosophy and investment techniques, may be quoted.

      Morningstar, Inc.'s proprietary risk ratings may be quoted in advertising materials. For the three years ended December 31, 1996, the average risk score for the 1,833 equity funds rated by Morningstar with a three-year history was 1.00; the average risk score for the 242 small company funds rated by Morningstar with a three-year history was 1.29; and the average risk score for the 91 equity income funds rated by Morningstar with a three-year history was 0.71.

     The Funds' performances may also be compared to those of other compilations or indices.

      Advertising for the Funds may contain examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.

RISK MEASUREMENTS

     Quantitative measures of "total risk," which quantify the total variability of a portfolio's returns around or below its average return, may be used in advertisements and in communications with current and prospective shareholders. These measures include standard deviation of total return and the Morningstar risk statistic. Such communications may also include market risk measures, such as beta, and risk-adjusted measures of performance, such as the Sharpe Ratio, Treynor Ratio, Jensen's Alpha and Morningstar's star rating system.

      STANDARD DEVIATION. The risk associated with a fund or portfolio can be viewed as the volatility of its returns, measured by the standard deviation of those returns. For example, a fund's historical risk could be measured by computing the standard deviation of its monthly total returns over some prior period, such as three years. The larger the standard deviation of monthly returns, the more volatile - i.e., spread out around the fund's average monthly total return, the fund's monthly total returns have been over the prior period. Standard deviation of total return can be calculated for funds having different objectives, ranging from equity funds to fixed income funds, and can be measured over different time frames. The standard deviation figures presented would be annualized statistics based on the trailing 36 monthly returns. Approximately 68% of the time, the annual total return of a fund will differ from its mean annual total return by no more than plus or minus the standard deviation figure. 95% of the time, a fund's annual total return will be within a range of plus or minus 2x the standard deviation from its mean annual total return.

     BETA. Beta measures the sensitivity of a security's or portfolio's returns to the market's returns. It measures the relationship between a fund's excess return (over 3-month T-bills) and the excess return of the benchmark index (S&P 500 for domestic equity funds). The market's beta is by definition equal to 1. Portfolios with betas greater than 1 are more volatile than the market, and portfolios with betas less than 1 are less volatile than the market. For example, if a portfolio has a beta of 2, a 10% market excess return would be expected to result in a 20% portfolio excess return, and a 10% market loss would be expected to result in a 20% portfolio loss (excluding the effects of any firm-specific risk that has not been eliminated through diversification).

      MORNINGSTAR RISK. The Morningstar proprietary risk statistic evaluates a fund's downside volatility relative to that of other funds in its class based on the under-performances of the fund relative to the riskless T-bill return. It then compares this statistic to those of other funds in the same broad investment class.

      SHARPE RATIO. Also known as the Reward-to-Variability Ratio, this is the ratio of a fund's average return in excess of the risk-free rate of return
("average excess return") to the standard deviation of the fund's excess returns. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of total risk assumed.

      TREYNOR RATIO. Also known as the Reward-to-Volatility Ratio, this is the ratio of a fund's average excess return to the fund's beta. It measures the returns earned in excess of those that could have been earned on a riskless investment per unit of market risk assumed. Unlike the Sharpe Ratio, the Treynor Ratio uses market risk (beta), rather than total risk (standard deviation), as the measure of risk.

     JENSON'S ALPHA. This is the difference between a fund's actual returns and those that could have been earned on a benchmark portfolio with the same amount of risk - i.e., the same beta, as the portfolio. Jensen's Alpha measures the ability of active management to increase returns above those that are purely a reward for bearing market risk.

     MORNINGSTAR STAR RATINGS. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Ratings may change monthly. Funds with at least three years of performance history are assigned ratings from one star (lowest) to five stars (highest). Morningstar ratings are calculated from the funds' three-, five- and ten-year average annual returns (when available). Funds' returns are adjusted for fees and sales loads. Ten percent of the funds in an investment category receive five stars, 22.5% receive four stars, 35% receive three stars, 22.5% receive two stars and the bottom 10% receive one star.

      None of these quantitative risk measures taken alone can be used for a complete analysis and, when taken individually, can be misleading at times. However, when considered in some combination and with the total returns of a fund, they can provide the investor with additional information regarding the volatility of a fund's performance. Such risk measures will change over time and are not necessarily predictive of future performance or risk.

                              FINANCIAL STATEMENTS

     The financial statements and schedules of investments for the Micro-Cap Portfolio and Premier Portfolio of the Trust for the year ended December 31, 1996, with Report of Independent Accountants, and the financial statements and schedules of investments for Royce Premier Portfolio for the six months ended June 30, 1997 are included in the Trust's filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940, as amended, and such financial statements and schedules of investments are incorporated herein by reference.

                  PART C -- OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
 	  ---------------------------------

     (a)  Financial statements included in Prospectus (Part A):

               Financial  Highlights or Selected Per Share  Data  and
               Ratios of Royce Premier and Micro-Cap Portfolios for the period from December 27, 1996 through December 31, 1996 (audited) and for the six-months ended June 30, 1997 (unaudited).

                The following audited financial statements and schedules of investments of the Registrant are included in the Registrant's Annual Report to Shareholders for the fiscal period ended December 31, 1996, and Semi-Annual Report to Shareholders for the six months ended June 30, 1997, each filed with the Securities and Exchange Commission under
          Section 30(b)(1) of the Investment Company Act of 1940, and have been incorporated by reference into the Statement of Additional Information (Part B):

               Schedules of Investments of Royce Premier and Micro-Cap Portfolios at December 31, 1996;

               Statements of Assets and Liabilities of Royce Premier and Micro-Cap Portfolios at December 31, 1996;

               Statements of Operations of Royce Premier and Micro-Cap Portfolios for the period ended December 31, 1996;

               Financial Highlights for Royce Premier and Micro-Cap Portfolios for the period ended December 31, 1996; and

               Notes to Statement of Assets and Liabilities -- Report of Independent Accountants dated December 31, 1996.

               Schedules of Investments of Royce Premier Portfolio at June 30, 1997 (unaudited);

               Statements of Assets and Liabilities of Royce Premier Portfolio at June 30, 1997 (unaudited);

               Statements of Operations of Royce Premier Portfolio for the six months ended June 30, 1997 (unaudited);

               Financial Highlights for Royce Premier Portfolio for the six months ended June 30, 1997 (unaudited); and

               Notes to Statement of Assets and Liabilities -- six months ended June 30, 1997 (unaudited).

          Financial statements, schedules and historical information other than those listed above have been omitted since they are either inapplicable or are not required.

     (b)  Exhibits:

          The exhibits required by Items (1) through (9),(a), (b), (10) and (12) through (16), to the extent applicable to the Registrant, have been filed with the Registrant's initial Registration Statement and Pre-Effective Amendments Nos. 1, 2 and 3 and Post-Effective Amendment Nos. 1 and 2(No. 333-1073) and are incorporated by reference herein.

          (11) Consent of the Registrant's independent public accountants.

Item 25.  Persons Controlled by or Under Common Control With Registrant
	  -------------------------------------------------------------

           There are no persons directly or indirectly controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities
	  -------------------------------

           As  of   December 1, 1997, the number of record holders of shares  of each Fund of the Registrant was as follows:

     Title of Fund                           Number of Record Holders
     -------------			     ------------------------
     Royce Premier Portfolio                      	1
     Royce Total Return Portfolio                       1
     Royce Micro-Cap Portfolio                          2



Item 27.  Indemnification
	  ---------------

      (a) Article IX of the Trust Instrument of the Registrant provides as follows:

                          "ARTICLE IX
			  ------------
          LIMITATION OF LIABILITY AND INDEMNIFICATION
	  -------------------------------------------

      Section 1. Limitation of Liability. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. None of the Trustees or officers of the Trust shall be responsible or liable for any act or omission or for neglect or wrongdoing by him or by any agent, employee, investment adviser or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 2. Indemnification. (a) Subject to the exceptions and limitations contained in subsection (b) below:

                (i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof;

                (ii) as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

                (i) who shall, in respect of the matter involved, have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office; or

                (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement, (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry) or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

      (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section may be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
(ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of a quorum of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

      (e) Any repeal or modification of this Article IX by the Shareholders of the Trust, or adoption or modification of any other provision of the Trust Instrument or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

      Section 3. Indemnification of Shareholders. If any Shareholder or former Shareholder of the Trust or of any Series shall be held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the assets of the Trust or belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, for itself or on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Trust or the Series and satisfy any judgment thereon from the assets of the Trust or the Series."

           (b) Paragraph 8 of the Investment Advisory Agreement by and between the Registrant and Royce & Associates, Inc. provides as follows:

                "8. Protection of the Adviser. The Adviser shall not be liable to the Fund or to any portfolio series thereof for any action taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series, and the Fund or each portfolio series thereof involved, as the case may be, shall indemnify the Adviser and hold it harmless from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Adviser in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or any portfolio series thereof or its security holders) arising out of or otherwise based upon any action actually or allegedly taken or omitted to be taken by the Adviser in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund or such series. Notwithstanding the preceding sentence of this Paragraph 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Adviser against or entitle or be deemed to entitle the Adviser to indemnification in respect of, any liability to the Fund or to any portfolio series thereof or its security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its duties and obligations under this Agreement.

                Determinations of whether and the extent to which the Adviser is entitled to indemnification hereunder shall be made by reasonable and fair means, including (a) a final decision on the merits by a court or other body before whom the action, suit or other proceeding was brought that the Adviser was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties, or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Adviser was not liable by reason of such misconduct by (i) the vote of a majority of a quorum of the Trustees of the Fund who are neither "interested persons" of the Fund (as defined in Section 2(a)(19) of the Investment Company Act of 1940) nor parties to the action, suit or other proceeding, or (ii) an independent legal counsel in a written opinion."


Item 28.  Business and Other Connections of Investment Adviser
	  ----------------------------------------------------

           Reference is made to the filings on Schedule D to the Application on Form ADV, as amended, of Royce & Associates, Inc. for Registration as Investment Adviser under the Investment Advisers Act of 1940.

Item 29.  Principal Underwriters
	  ----------------------

            Inapplicable.    The   Registrant  does  not  have   any   principal
underwriters.

Item 30.  Location of Accounts and Records
	  --------------------------------

           The accounts, books and other documents required to be maintained by the Registrant pursuant to the Investment Company Act of 1940, are maintained at the following locations:

                         Royce Capital Fund
                         1414 Avenue of the Americas
	                 10th Floor
                         New York, New York  10019

                         State Street Bank and Trust Company
                         225 Franklin Street
                         Boston, Massachusetts  02101

Item 31.  Management Services
	  -------------------

           State  Street  Bank and Trust Company, a Massachusetts trust  company
("State Street"), will provide certain management-related services to the Registrant pursuant to a Custodian Contract between the Registrant and State Street. Under such Custodian Contract, State Street, among other things, will contract with the Registrant to keep books of accounts and render such statements as agreed to in the then current mutually-executed Fee Schedule or copies thereof from time to time as requested by the Registrant, and will assist generally in the preparation of reports to holders of shares of the Registrant, to the Securities and Exchange Commission and to others, in the auditing of accounts and in other ministerial matters of like nature as agreed to between the Registrant and State Street. All of these services will be rendered pursuant to instructions received by State Street from the Registrant in the ordinary course of business.


Item 32.  Undertakings
	  ------------

           The Registrant hereby undertakes to call a special meeting of its shareholders upon the written request of shareholders owning at least 10% of the outstanding shares of the Registrant for the purpose of voting upon the question of the removal of a trustee or trustees and, upon the written request of 10 or more shareholders of the Registrant who have been such for at least 6 months and who own at least 1% of the outstanding shares of the Registrant, to provide a list of shareholders or to disseminate appropriate materials at the expense of the requesting shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 14th day of January, 1998.

     The Registrant represents that this Post-Effective Amendment is filed solely for one or more of the purposes set forth in paragraph (b)(1) of Rule 485 under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than on listed in paragraph (b)(1) of such Rule or one for which the Commission has approved a filing under paragraph (b)(1)(ix) of the Rule, has occurred since the latest of the following three dates: (i) the effective date of the Registrant's Registration Statement; (ii) the effective date of the Registrant's most recent Post-Effective Amendment to its Registration Statement which included a prospectus; or (iii) the filing date of a post-effective amendment filed under paragraph (a) of Rule 485 which has not become effective.

                                        ROYCE CAPITAL FUND


                                   By:  S/CHARLES M. ROYCE
                                        Charles M. Royce, President

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                    DATE
---------		    -----		     ----

S/CHARLES M. ROYCE          President, Treasurer and January 14,
Charles M. Royce            Trustee                  1998
                            (Principal Executive,
                            Accounting
                            and Financial Officer)

S/RICHARD M. GALKIN         Trustee                  January 14,
Richard M. Galkin                                    1998

S/W. WHITNEY GEORGE         Trustee                  January 14,
W. Whitney George                                    1998

S/STEPHEN L. ISAACS         Trustee                  January 14,
Stephen L. Isaacs                                    1998

S/DAVID L. MEISTER          Trustee                  January 14,
David L. Meister                                     1998


                                     NOTICE

     A copy of the Declaration of Trust of Royce Capital Fund is on file with the Secretary of State of the State of Delaware, and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually but are binding only upon the assets and property of the Registrant.